Segment Reporting - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Segment Customer	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2015 USD ($) Customer
Segment Reporting Information [Line Items]
Number of segments | Segment	5
Revenues	$ 27,361	$ 24,872	$ 25,912
Number of customer | Customer	0	0	0
U.K.
Segment Reporting Information [Line Items]
Revenues	$ 886	$ 842	$ 1,008
Total long-lived assets	293	234
Rest of World and Other [Member]
Segment Reporting Information [Line Items]
Revenues	26,475	24,030	$ 24,904
Total long-lived assets	$ 11,819	$ 11,306